Related Party Transactions	6 Months Ended
Jun. 30, 2019
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Related Party Transactions

Note 19: Related Party Transactions

As of June 30, 2019, the Company’s principal shareholder, Woodbridge, beneficially owned approximately 66% of the Company’s shares.

Transactions with Refinitiv

As part of the Company’s sale of a 55% interest in its Financial & Risk business, Reuters News and Refinitiv entered into an agreement which has a term of 30 years from October 1, 2018, pursuant to which Reuters News will supply news and editorial content to the Refinitiv partnership for a minimum of $325 million per year. For the six months ended June 30, 2019, the Company recorded $168 million of revenues under this agreement. For the duration of the agreement, Refinitiv may also license the “Reuters” mark to brand its products and services, subject to certain contractual restrictions. For the six months ended June 30, 2019, the Company recorded $12 million of income in “Other operating gains, net” within the consolidated income statement under this license.

To facilitate the separation, the Company and Refinitiv agreed to provide certain operational services to each other, including technology and administrative services, for a specified multi-year period. Additionally, the Company and Refinitiv extended property leases to each other. For the six months ended June 30, 2019, the Company recorded the following amounts as expense or contra-expense, as applicable, related to these transactions:

	Provided by Thomson Reuters to Refinitiv Contra-expense	Provided by Refinitiv to Thomson Reuters (Expense)
Transitional services	17	(35)
Properties leased	18	(19)

At June 30, 2019, the consolidated statement of financial position included a receivable from Refinitiv of $268 million and a payable to Refinitiv of $151 million.

Except for the above transactions, there were no other significant related party transactions during the six months ended June 30, 2019. Refer to “Related party transactions” disclosed in note 31 of the Company’s consolidated financial statements for the year ended December 31, 2018, which are included in the Company’s 2018 annual report, for information regarding related party transactions.